COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Non-cancelable purchase obligations	$ 18,000	$ 36,000